Stockholders' Equity (Deficit) (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	May 09, 2024 director Vote $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Stockholders' Equity (Deficit)
Shares authorized	501,000,000
Common stock, shares authorized		500,000,000	500,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock par value per share | $ / shares	$ 0.0001
Stock conversion ratio	1
Number of directors | director	7
Exercise of stock options (in shares)				397,376
Exercise price | $ / shares				$ 0.29
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A Common Stock
Stockholders' Equity (Deficit)
Common stock, shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock vote per share | Vote	1
Exercise of stock options (in shares)		0	1,345,625	1,345,625
Exercise price | $ / shares		$ 0	$ 439,922
Class A Common Stock | 2016 Stock Incentive Plan
Stockholders' Equity (Deficit)
Number of reserved shares of common stock for the potential future issuances	10,432,749
Class A Common Stock | Incentive Stock Plan 2024
Stockholders' Equity (Deficit)
Number of reserved shares of common stock for the potential future issuances	2,441,926
Class A Common Stock | 2024 ESPP
Stockholders' Equity (Deficit)
Number of reserved shares of common stock for the potential future issuances	15,872,516
Class A Common Stock | Sponsor
Stockholders' Equity (Deficit)
Stock conversion ratio	1